Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating costs [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 999,321	$ 1,144,960
Operating expenses [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 1,637,217	$ 1,410,650